UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	September 30, 2006

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.















                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












3M Company
Common
88579Y101
11957
160670
SH

SOLE

155170
0
5500
Abbott Labs
Common
002824100
266601
5490128
SH

SOLE

3664128
0
1826000
Abbott Labs
Common
002824100
1315
27090
SH

OTHER

27090
0
0
Allstate Corp.
Common
020002101
149391
2381488
SH

SOLE

1797278
0
584210
Allstate Corp.
Common
020002101
800
12750
SH

OTHER

12750
0
0
Altria Group
Common
02209S103
459
6000
SH

SOLE

0
0
6000
American Express Co.
Common
025816109
1266
22575
SH

SOLE

10975
0
11600
American International Group
Common
026874107
335545
5064073
SH

SOLE

3191405
0
1872668
American International Group
Common
026874107
1740
26260
SH

OTHER

26260
0
0
Ameriprise Financial
Common
03076c106
208
4445
SH

SOLE

2125
0
2320
Aon Corp.
Common
037389103
11664
344390
SH

SOLE

344390
0
0
Apache Corp.
Common
037411105
1915
30300
SH

SOLE

0
0
30300
AT&T Inc.
Common
00206r102
286
8776
SH

SOLE

0
0
8776
Bank of America Corp.
Common
060505104
382068
7132129
SH

SOLE

4617963
0
2514166
Bank of America Corp.
Common
060505104
1753
32730
SH

OTHER

32730
0
0
Bank Of New York
Common
064057102
212
6000
SH

SOLE

6000
0
0
Berkshire Hathaway Inc.
Class A
084670108
7664
80
SH

SOLE

80
0
0
Boston Scientific Corp.
Common
101137107
149368
10099270
SH

SOLE

6790670
0
3308600
Boston Scientific Corp.
Common
101137107
870
58810
SH

OTHER

58810
0
0
BP
Sponsored ADR
055622104
222
3380
SH

SOLE

0
0
3380
BP
Sponsored ADR
055622104
167
2540
SH

OTHER

0
0
2540
Capital One Financial
Common
14040H105
64357
818170
SH

SOLE

546140
0
272030
Capital One Financial
Common
14040H105
64357
4200
SH

OTHER

4200
0
0
Cemex SAB
Sponsored ADR 5 ORD
151290889
125191
4161944
SH

SOLE

2748654
0
1413290
Cemex SAB
Sponsored ADR 5 ORD
151290889
653
21720
SH

OTHER

21720
0
0
Chevron Corp
Common
166764100
312437
4817091
SH

SOLE

3225221
0
1591870
Chevron Corp
Common
166764100
1546
23830
SH

OTHER

23830
0
0
Chubb Corp.
Common
171232101
109589
2109109
SH

SOLE

1595919
0
513190
Chubb Corp.
Common
171232101
624
12000
SH

OTHER

12000
0
0
Citigroup Inc.
Common
172967101
308793
6216891
SH

SOLE

3917364
0
2299527
Citigroup Inc.
Common
172967101
1497
30140
SH

OTHER

30140
0
0
Comcast Corp. Special Cl A
Class A Spl.
20030N200
386337
10495446
SH

SOLE

6681606
0
3813840
Comcast Corp. Special Cl A
Class A Spl.
20030N200
1806
49060
SH

OTHER

49060
0
0
ConocoPhillips
Common
20825c104
223909
3761274
SH

SOLE

2490908
0
1270366
ConocoPhillips
Common
20825c104
1134
19050
SH

OTHER

19050
0
0
Consolidated Edison Inc.
Common
209115104
416
9000
SH

SOLE

0
0
9000
CVS Corp.
Common
126650100
213957
6661171
SH

SOLE

4338471
0
2322700
CVS Corp.
Common
126650100
1027
31960
SH

OTHER

31960
0
0
Devon Energy Corp.
Common
25179M103
293475
4647272
SH

SOLE

3104622
0
1542650
Devon Energy Corp.
Common
25179M103
1562
24730
SH

OTHER

24730
0
0
Dow Chemical Corp.
Common
260543103
390
10000
SH

SOLE

0
0
10000
Dupont De Nemours
Common
263534109
192
4477
SH

SOLE

1500
0
2977
Dupont De Nemours
Common
263534109
236
5510
SH

OTHER

0
0
5510
Emerson Electric
Common
291011104
204319
2436424
SH

SOLE

1879144
0
557280
Emerson Electric
Common
291011104
1118
13330
SH

OTHER

13330
0
0
Exelon Corp.
Common
30161n101
232090
3833657
SH

SOLE

2922097
0
911560
Exelon Corp.
Common
30161n101
1326
21900
SH

OTHER

21900
0
0
First Data Corp.
Common
319963104
174109
4145442
SH

SOLE

2625582
0
1519860
First Data Corp.
Common
319963104
962
22910
SH

OTHER

22910
0
0
Ford Motor Co.
Common
345370860
227
28000
SH

SOLE

28000
0
0
General Electric
Common
369604103
319982
9064637
SH

SOLE

5705237
0
3359400
General Electric
Common
369604103
2144
60750
SH

OTHER

45390
0
15360
GlaxoSmithKline
Sponsored ADR
37733W105
853
16032
SH

SOLE

2276
0
13756
Goldman Sachs Group
Common
38141G104
7438
43965
SH

SOLE

43265
0
700
HCA Inc.
Common
404119109
217123
4352039
SH

SOLE

2830389
0
1521650
HCA Inc.
Common
404119109
1008
20210
SH

OTHER

20210
0
0
Home Depot
Common
437076102
363
10000
SH

SOLE

0
0
10000
Honeywell
Common
438516106
153988
3764999
SH

SOLE

2892409
0
872590
Honeywell
Common
438516106
877
21450
SH

OTHER

21450
0
0
Intel Corp.
Common
458140100
483
23500
SH

SOLE

7000
0
16500
International Business Machines
Common
459200101
157487
1921977
SH

SOLE

1251507
0
670470
International Business Machines
Common
459200101
854
10420
SH

OTHER

10420
0
0
J.P. Morgan Chase & Co.
Common
46625h100
10118
215452
SH

SOLE

215352
0
100
J.P. Morgan Chase & Co.
Common
46625h100
338
7200
SH

OTHER

0
0
7200
Johnson & Johnson
Common
478160104
521
8020
SH

SOLE

0
0
8020
Liberty Capital Group Series A
CAP COM SER A
53071m302
546
6502
SH

SOLE

266
0
6236
Liberty Interactive Group Series A
INT COM SER A
53071m104
665
32515
SH

SOLE

1331
0
31184
Lilly (Eli) & Co.
Common
532457108
228
4000
SH

SOLE

4000
0
0
Lowes Companies
Common
548661107
206907
7373724
SH

SOLE

4902704
0
2471020
Lowes Companies
Common
548661107
1047
37320
SH

OTHER

37320
0
0
Merck & Co., Inc.
Common
589331107
6784
161898
SH

SOLE

161898
0
0
Merrill Lynch
Common
590188108
188193
2405939
SH

SOLE

1515559
0
890380
Merrill Lynch
Common
590188108
876
11200
SH

OTHER

11200
0
0
Morgan Stanley
Com New
617446448
325977
4470947
SH

SOLE

2891467
0
1579480
Morgan Stanley
Com New
617446448
1369
18780
SH

OTHER

18780
0
0
News Corp - Class A
Class B
65248E203
14712
748700
SH

SOLE

748700
0
0
North Fork Bancorp
Common
659424105
143823
5021765
SH

SOLE

3770145
0
1251620
North Fork Bancorp
Common
659424105
865
30200
SH

OTHER

30200
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
357
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
286
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
171685
4324553
SH

SOLE

2791283
0
1533270
Office Depot
Common
676220106
845
21290
SH

OTHER

21290
0
0
Pfizer Inc.
Common
717081103
177397
6255172
SH

SOLE

4111742
0
2143430
Pfizer Inc.
Common
717081103
855
30160
SH

OTHER

30160
0
0
Pitney Bowes Inc.
Common
724479100
217319
4897890
SH

SOLE

3689880
0
1208010
Pitney Bowes Inc.
Common
724479100
1278
28810
SH

OTHER

28810
0
0
Realogy Corp
Common
75605e100
76935
3392214
SH

SOLE

2117028
0
1275186
Realogy Corp
Common
75605e100
373
16427
SH

OTHER

16427
0
0
Sprint Nextel Corp
Com Fon
852061100
241847
14101863
SH

SOLE

9021480
0
5080383
Sprint Nextel Corp
Com Fon
852061100
1498
87348
SH

OTHER

87348
0
0
Stanley Works
Common
854616109
307
6153
SH

SOLE

6153
0
0
Symantec Corp.
Common
871503108
278045
13066010
SH

SOLE

8566160
0
4499850
Symantec Corp.
Common
871503108
1305
61340
SH

OTHER

61340
0
0
The Walt Disney Co.
Common
254687106
444
14350
SH

SOLE

14350
0
0
Time Warner Inc.
Common
887317105
338216
18552710
SH

SOLE

12057280
0
6495430
Time Warner Inc.
Common
887317105
1822
99920
SH

OTHER

99920
0
0
Tyco International Ltd.
Common
902124106
228423
8160896
SH

SOLE

4723816
0
3437080
Tyco International Ltd.
Common
902124106
1091
38970
SH

OTHER

38970
0
0
United Technologies
Common
913017109
243473
3843293
SH

SOLE

2458533
0
1384760
United Technologies
Common
913017109
1027
16210
SH

OTHER

16210
0
0
Verizon Communications
Common
92343v104
477
12840
SH

SOLE

4200
0
8640
Verizon Communications
Common
92343v104
89
2400
SH

OTHER

0
0
2400
Washington Mutual
Common
939322103
293380
6749017
SH

SOLE

4446247
0
2302770
Washington Mutual
Common
939322103
1525
35090
SH

OTHER

35090
0
0
Wyndham Worldwide Corp
Common
98310w108
75903
2713721
SH

SOLE

1693567
0
1020154
Wyndham Worldwide Corp
Common
98310w108
368
13142
SH

OTHER

13142
0
0
Xerox
Common
984121103
229263
14734135
SH

SOLE

9620095
0
5114040
Xerox
Common
984121103
1099
70640
SH

OTHER

70640
0
0






























FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	108

Form 13F Information Table Value Total:	$ 8,405,603

List of Other Included Managers:

No.	13F File Number	Name

None